                [CARTER LEDYARD & MILBURN LLP LETTERHEAD OMITTED]

                                                                    June 6, 2005

VIA EDGAR CORRESPONDENCE

Mr. H. Roger Schwall
Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
Office of Natural Resources and Food
450 Fifth Street, N.W.
Room 4219, Mail Stop 0405
Washington, DC 20549

     Re:  streetTRACKS(R) Gold Trust - File No. 333-105202

Dear Mr. Schwall:

     On behalf of World Gold Trust Services, LLC, the Sponsor of the
streetTRACKS(R) Gold Trust, we are submitting Post Effective Amendment No. 2 to the above referenced Registration Statement, which is marked to show changes from Post-Effective Amendment No. 1, filed on December 17, 2004.

     We currently plan to seek acceleration with respect to the effectiveness of the amended Registration Statement as soon as the Staff has completed its review. Please do not hesitate to call me at 212-238-8605, Kathleen Moriarty at
212-238-8665 or Glen Westerback at 212-238-8689 if you have any questions or comments. Thank you in advance for your attention to this filing.

                                       Sincerely,

                                       /s/ Steven J. Glusband
                                       --------------------------------
 SJG:tco                               Steven J. Glusband

cc:    Mr. J. Stuart Thomas, World Gold Trust Services, LLC
       Mr. John Altorelli, Paul, Hastings, Janofsky & Walker LLP